Staff costs (Tables)	12 Months Ended
Dec. 31, 2017
Staff Costs Tables
Schedule of staff costs

	2017	2016	2015
	£’000	£’000	£’000
Staff costs (including directors) comprise:

Wages and salaries	5,278	6,314	3,731
Defined contribution pension cost (note 27)	158	206	183
Social security contributions and similar taxes	643	769	431
Share based payment	520	203	170
	6,599	7,492	4,515

Schedule of average number of staff employed

The average number of staff employed by the Group during the financial year amounted to:

	2017	2016 reclassified	2015 reclassified

Research and development	62	57	45
General and administration	17	19	22
Sales and marketing	6	8	7
	85	84	74

Schedule of key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the directors of the Company listed on page 33, and the Chief Operating Officer.

	2017	2016	2015
	£’000	£’000	£’000

Wages and salaries	811	1,054	850
Defined contribution pension cost	68	59	59
Payments made to third parties	142	142	223
Social security contributions and similar taxes	97	152	88
Benefits in kind	3	2	7
Share based payment	388	184	170
	1,509	1,593	1,397

Schedule of Directors' emoluments	Directors’ emoluments are disclosed on page 27.
	2017	2016	2015
	£’000	£’000	£’000

Salary	299	448	347
Total pension and other post-employment benefit costs	10	28	24
Benefits in kind	1	1	6
	310	477	377